Income Taxes - Schedule of Components of Income Tax (Details) - Income Tax Provision [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Income Tax [Line Items]
Current income tax provision	$ 139,982	$ 155,325
Deferred income tax benefit		(10,617)
Total	$ 139,982	$ 144,708